Dividends	12 Months Ended
Dec. 31, 2018
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Dividends

9. Dividends

All figures in £ millions	2018	2017	2016
Final paid in respect of prior year 12.0p (2017: 34.0p, 2016: 34.0p)	93	277	277
Interim paid in respect of current year 5.5p (2017: 5.0p, 2016: 18.0p)	43	41	147

	136	318	424

The Directors are proposing a final dividend in respect of the financial year ended 31 December 2018 of 13.0p per share which will absorb an estimated £102m of shareholders’ funds. It will be paid on 10 May 2019 to shareholders who are on the register of members on 5 April 2019. These financial statements do not reflect this dividend.